Related Party Transactions (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 23,000	$ 71,000
Accounts Receivable, Related Parties, Current	$ 10,502		$ 10,366